Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13: COMMITMENTS AND CONTINGENCIES

As of December 31, 2015, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2014: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2017.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company's financial position, results of operations or liquidity.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through 2026.

As of December 31, 2015, the Company had future remaining contractual deposits for two newbuilding owned vessels, which were delivered in January 2016, of $58,660. As of December 31, 2015, Navios Logistics had obligations related to the acquisition of three new pushboats, the expansion of its dry port facility and the remaining installments for the acquisition of the chartered-in fleet consisting of one pushboat and three liquid barges of $11,557, $93,976 and $3,825, respectively, until December 31, 2016.